Loans and Financing - Summary of Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity		four
Loans and financing	$ 4,026.9	$ 4,448.0	$ 91.0	$ 3,647.6
Borrowings contractual interest rate	2.60%
Current portion	$ 574.2	375.5
Non-current portion	3,452.7	4,072.5
Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	4,008.6	4,364.5
Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 18.3	83.5
2028 [member] | Guaranteed Notes [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2028
Loans and financing	$ 3,283.5	3,289.0
2028 [member] | Bottom of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.05%
Borrowing effective interest rate	5.05%
2028 [member] | Top of range [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	6.95%
Borrowing effective interest rate	7.42%
2030 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2030
Loans and financing	$ 197.1	225.2
2030 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.41%
Borrowing effective interest rate	2.43%
2030 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.87%
Borrowing effective interest rate	4.87%
2021 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	10.00%
Effective interest rate	IPCA + 10.00%
Borrowing effective interest rate	10.00%
2021 [member] | Guaranteed Notes [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing	$ 0.0	2.1
2021 [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.42%
Effective interest rate	CDI + 0.42%
Borrowing effective interest rate	0.42%
2021 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing		14.1
2021 [member] | Working capital [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing		0.6
2021 [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.00%
Borrowing effective interest rate	0.00%
2021 [member] | Working capital one [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 3M + 4.50%
Borrowing effective interest rate	1.30%
2021 [member] | Working capital one [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing		2.4
2021 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	4.50%
Borrowing effective interest rate	4.50%
2021 [member] | Working capital two [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing		94.1
2021 [member] | Working capital two [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing		0.8
2021 [member] | Export financing [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.60%
Effective interest rate	CDI + 3.60%
Borrowing effective interest rate	3.60%
2021 [member] | Export financing [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2021
Loans and financing		52.5
2021 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	7.96%
2021 [member] | Bottom of range [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.89%
Borrowing effective interest rate	0.89%
2021 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	17.32%
2021 [member] | Top of range [member] | Working capital two [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.9792%
Borrowing effective interest rate	2.9792%
2027 [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.60%
Borrowing effective interest rate	2.60%
2027 [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 0.6	0.6
2027 [member] | Working capital [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 100.8	100.8
2027 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2027
Loans and financing	$ 26.1	22.3
2027 [member] | Working capital two [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 6M + 2.60%
2027 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.92%
Effective interest rate	IPCA + 5.92%
Borrowing effective interest rate	5.92%
2027 [member] | Bottom of range [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.31%
Borrowing effective interest rate	1.31%
2027 [member] | Top of range [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	0.00%
Borrowing effective interest rate	0.00%
2024 [member] | Export financing [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2024
Loans and financing	$ 313.2	472.1
2024 [member] | Bottom of range [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.76%
Borrowing effective interest rate	1.76%
2024 [member] | Bottom of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	7.96%
2024 [member] | Top of range [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	5.13%
Borrowing effective interest rate	5.13%
2024 [member] | Top of range [member] | Working capital [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	17.32%
2037 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2037
2023 [member] | Working capital [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	Libor 1M + 1.30%
2023 [member] | Working capital one [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	1.30%
2023 [member] | Working capital one [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 50.2	96.0
2023 [member] | Project development [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	3.50%
Borrowing effective interest rate	3.50%
2023 [member] | Project development [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2023
Loans and financing	$ 14.1	24.5
2026 [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing effective interest rate	2.60%
2026 [member] | Working capital one [member]
Disclosure of detailed information about loans and financing [line items]
Effective interest rate	CDI + 2.60%
2026 [member] | Working capital two [member] | Local currency [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings, maturity	2026
Loans and financing	$ 3.6
2037 [member] | Property, plant and equipment [member] | London inter bank offered rate one [member]
Disclosure of detailed information about loans and financing [line items]
Borrowings contractual interest rate	2.44%
Effective interest rate	SIFMA Libor 1M +2.44%
2037 [member] | Property, plant and equipment [member] | Other currencies [member]
Disclosure of detailed information about loans and financing [line items]
Loans and financing	$ 37.7	$ 50.9